Investment Objectives and Goals	Sep. 30, 2025
Virtus Duff & Phelps Global Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Global Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has investment objectives of both capital appreciation and current income.
Virtus Duff & Phelps Global Real Estate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Global Real Estate Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has a primary investment objective of long-term capital appreciation with a secondary investment objective of income.
Objective, Secondary [Text Block]	secondary investment objective of income.
Virtus Duff & Phelps Real Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Real Asset Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation.
Virtus Duff & Phelps Real Estate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Real Estate Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has investment objectives of capital appreciation and income with approximately equal emphasis.
Virtus KAR Developing Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Developing Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of capital appreciation.
Virtus KAR Emerging Markets Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Emerging Markets Small-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of capital appreciation.
Virtus KAR International Small-Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR International Small-Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of capital appreciation.
Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Core Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of high total return from both current income and capital appreciation.
Virtus Newfleet High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet High Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has a primary investment objective of high current income and a secondary objective of capital growth.
Objective, Secondary [Text Block]	secondary objective of capital growth.
Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Low Duration Core Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of maximizing current income while preserving capital.
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Short Term Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of providing high current income while attempting to limit changes in the fund’s net asset value per share caused by interest rate changes.
Virtus Newfleet Senior Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Senior Floating Rate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of high total return from both current income and capital appreciation.
Virtus Seix Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix Tax-Exempt Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.
Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus SGA Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of capital appreciation.